ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	ALTERNATIVE - 5.1%
134,535	Simplify Managed Futures Strategy ETF	$ 3,598,811

	EQUITY - 53.8%
113,727	Astoria US Equal Weight Quality Kings ETF	3,430,006
32,174	Direxion NASDAQ-100 Equal Weighted Index Shares	2,863,808
76,414	First Trust SMID Cap Rising Dividend Achievers ETF	2,756,253
223,510	FT Vest US Equity Buffer ETF-July(a)	10,663,662
100,519	SPDR Portfolio S&P 1500 Composite Stock Market ETF	6,975,013
114,862	SPDR Portfolio S&P 500 ETF	7,681,971
107,832	VictoryShares Free Cash Flow ETF	3,566,004
		37,936,717
	FIXED INCOME - 39.6%
56,721	BondBloxx Bloomberg One Year Target Duration US	2,821,302
170,659	Janus Henderson AAA CLO ETF	8,686,543
192,954	PIMCO Multi Sector Bond Active ETF	5,043,818
151,299	Simplify Enhanced Income ETF	3,544,936
102,319	SPDR Blackstone Senior Loan ETF	4,281,027
115,382	SPDR Bloomberg Investment Grade Floating Rate ETF	3,558,381
		27,936,007

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,868,758)	69,471,535
Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND – 1.6%
1,131,057	First American Government Obligations Fund Class X, 4.78% (Cost $1,131,057)(b)	1,131,057

	TOTAL INVESTMENTS – 100.1% (Cost $66,999,815)	$ 70,602,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(100,698)
	NET ASSETS - 100.0%	$ 70,501,894

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024
.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.7%
	EQUITY - 78.0%
14,217	Consumer Discretionary Select Sector SPDR Fund	$ 2,799,185
23,002	Consumer Staples Select Sector SPDR Fund	1,842,920
6,980	Energy Select Sector SPDR Fund	618,358
74,643	Financial Select Sector SPDR Fund	3,469,407
16,759	Industrial Select Sector SPDR Fund	2,242,857
17,414	Real Estate Select Sector SPDR Fund	752,285
16,690	Vanguard Communication Services ETF	2,475,461
		14,200,473
	FIXED INCOME - 19.7%
10,026	BlackRock Short Duration Bond ETF	509,070
21,246	iShares Short Treasury Bond ETF	2,349,064
17,274	SPDR Blackstone Senior Loan ETF	722,744
		3,580,878

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,040,232)	17,781,351
Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND – 2.3%
424,941	First American Government Obligations Fund Class X, 4.78% (Cost $424,941)(a)	424,941

	TOTAL INVESTMENTS – 100.0% (Cost $16,465,173)	$ 18,206,292
	LIABILITIES IN EXESS OF OTHER ASSETS - (0.0)%	(757)
	NET ASSETS - 100.0%	$ 18,205,535

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.